Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2018
TRANSACTIONS WITH RELATED PARTIES [Abstract]
Amounts due to affiliate companies

	December 31, 2018	December 31, 2017
Navios Holdings	$150	$(265)